Other Short-Term Borrowings - Components of Other Short-Term Borrowings (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Other short-term borrowings [Abstract]
Total other short-term borrowings	€ 17,693	€ 18,411